INTANGIBLE ASSETS, NET	9 Months Ended
Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

Note 8 — INTANGIBLE ASSETS, NET

The following is a summary of intangible assets as of March 31, 2025 and June 30, 2024:

	As of
	March 31, 2025	June 30, 2024
Royalty	$5,069,636	$4,850,373
Developed games	3,075,690	3,071,227
Copyright	137,800	137,600
Total intangible assets	8,283,126	8,059,200
Less: accumulated amortization	(3,474,679)	(2,766,074)
Intangible assets, net	$4,808,447	$5,293,126

Amortization expenses were $709,698 and currency translation differences were $1,093 for the nine months ended March 31, 2025.

Amortization expenses were $593,117 and currency translation differences were $8,645 for the nine months ended March 31, 2024.